RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609-7616 rhardt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

March 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Touchstone Strategic Trust
Post-Effective Amendment No. 114 under the Securities Act of 1933 and Amendment No. 114 under Investment Company Act of 1940
File Nos. 002-80859 and 811-03651

To the Commission:

Touchstone Strategic Trust (the “Trust”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 114 to its Registration Statement on Form N-1A (Amendment No. 114 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purposes of adding a new Institutional Class to Touchstone Large Cap Growth (the “Fund”); updating the name, principal investment strategies and sub-advisor of the Fund; and making certain other non-material changes.  This Amendment is intended to become effective on May 4, 2015.

Please contact the undersigned at (312) 609-7616 or Linda M. French at (202) 312-3345 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/lmf

Enclosures